ISSUANCES OF LIMITED PARTNER UNITS	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ISSUANCES OF LIMITED PARTNER UNITS
17.	ISSUANCES OF LIMITED PARTNER UNITS

On November 19, 2015, the Partnership entered into an equity distribution agreement ("ATM Equity Program") with a group of banks (the "Agents") whereby it may sell, from time to time, common units representing limited partner interests having an aggregate offering price of up to $100,000,000. No common units were issued under the ATM Equity Program during the year ended December 31, 2018 or 2017.

Pursuant to a Common Unit Purchase Agreement, dated May 19, 2014, by and between the Partnership and American Cemeteries Infrastructure Investors, LLC, a Delaware limited liability company ("ACII"), the Partnership issued 78,342 paid-in-kind units to ACII in lieu of cash distributions of $0.7 million during the year ended December 31, 2017.